Related Party Transactions - Summary of Compensation to Key Management Personnel (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 1,744,903	$ 62,902	$ 1,264,980	$ 1,027,191
Post-employment benefits	3,505	126	2,007	2,208
Share-based payments	163,697	5,901	153,774	134,544
Total	$ 1,912,105	$ 68,929	$ 1,420,761	$ 1,163,943